Schedule of Assets	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets	Neogen 401(k) Retirement Savings Plan

Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

As of December 31, 2024

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
*	Fidelity U.S. Bond Index Fund	Mutual Fund	N/A	$459,134
*	Fidelity 500 Index Fund	Mutual Fund	N/A	16,708,488
*	Fidelity Mid Cap Index Fund	Mutual Fund	N/A	2,726,061
*	Fidelity Small Cap Index Fund	Mutual Fund	N/A	1,357,066
*	Fidelity International Index Fund	Mutual Fund	N/A	2,643,315
*	Fidelity Large Cap Growth Index Fund	Mutual Fund	N/A	4,301,549
*	Fidelity Large Cap Value Index Fund	Mutual Fund	N/A	970,404
*	Fidelity Government Money Market Fund	Mutual Fund	N/A	18,915
	Large Cap Growth III R1	Collective Investment Trust	N/A	873,744
	Vanguard Target Retirement 2055 Fund	Mutual Fund	N/A	5,699,835
	Blackrock Mid Cap Growth Equity Portfolio	Mutual Fund	N/A	2,223,326
	Vanguard Target Retirement 2065 Fund	Mutual Fund	N/A	1,366,503
	T. Rowe Price Blue Chip Growth Fund I Class	Mutual Fund	N/A	6,526,817
	JPMorgan Mid Cap Value Fund Class R6	Mutual Fund	N/A	1,894,905
	Vanguard Target Retirement 2020 Fund	Mutual Fund	N/A	87,870
	Vanguard Target Retirement 2030 Fund	Mutual Fund	N/A	2,634,937
	Vanguard Target Retirement 2040 Fund	Mutual Fund	N/A	1,517,662
	Vanguard Target Retirement 2050 Fund	Mutual Fund	N/A	2,534,715
	Baird Core Plus Bond Fund Class Institutional	Mutual Fund	N/A	2,585,122
	Vanguard Target Retirement 2070 Fund	Mutual Fund	N/A	1,501
	Vanguard Equity-Income Fund Admiral Shares	Mutual Fund	N/A	2,827,871
	Vanguard Explorer Fund Admiral Shares	Mutual Fund	N/A	2,609,924
	Vanguard Target Retirement Income Fund Investor Shares	Mutual Fund	N/A	533,669
	Vanguard Target Retirement 2025 Fund	Mutual Fund	N/A	5,315,892
	Vanguard Target Retirement 2035 Fund	Mutual Fund	N/A	8,247,188
	Vanguard Target Retirement 2045 Fund	Mutual Fund	N/A	11,823,595
	Vanguard Inflation-Protected Securities Fund Admiral Shares	Mutual Fund	N/A	529,369
	Pioneer Strategic Income Fund Class K	Mutual Fund	N/A	465,419
	American Funds EuroPacific Growth Fund Class R-6	Mutual Fund	N/A	4,545,978
	American Funds American Balanced Fund Class R-6	Mutual Fund	N/A	1,706,338
	Allspring Special Small Cap Value Fund - Class R6	Mutual Fund	N/A	667,225
	Vanguard Target Retirement 2060 Fund	Mutual Fund	N/A	1,242,648
	Vanguard Small-Cap Growth Index Fund Admiral Shares	Mutual Fund	N/A	229,387
	Putnam Stable Value Fund	Collective Investment Trust	N/A	4,020,565
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	Common Stock—
*	Neogen Corporation	Common Stock	N/A	5,203,906
	Investments at fair value			$107,100,843
*	Notes receivable from participants	Interest rates of 4.25% to 9.50%, maturing through 2029		954,537
	TOTAL			$108,055,380
	* Party-in-interest
	N/A Not applicable—Cost information is not required with respect to participant or beneficiary directed transactions under an individual account plan.
	Employer Identification Number 38-2367843
	Three Digit Plan Number: 001